Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Summary of Significant Accounting Policies [Abstract]
Accounts receivable	¥ 519,767		¥ 254,510
Allowance for doubtful accounts	(16,792)	$ (2,419)	(13,246)	¥ (16,587)	¥ (12,655)
Accounts receivable, net	¥ 502,975	$ 72,443	¥ 241,264